Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Entity Registrant Name	WEINGARTEN REALTY INVESTORS /TX/
Amendment Flag	false
Entity Central Index Key	0000828916
Document Type	8-K
Document Period End Date	Apr. 15, 2021
Entity Incorporation State Country Code	TX
Entity File Number	1-9876
Entity Tax Identification Number	74-1464203
Entity Address, Address Line One	2600 Citadel Plaza Drive
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77008
City Area Code	(713)
Local Phone Number	866-6000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares of Beneficial Interest, par value $0.03 per share
Trading Symbol	WRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false